Earnings Per Share: (Tables)	12 Months Ended
Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Schedule of reconciliation of the basic and diluted earnings per share ("EPS") computations for both the numerator and denominator

	Year Ended December 26, 2020
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss	$(24,499)	545	$(45)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(24,499)	545	$(45)

	Year Ended December 28, 2019
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss (as restated)	$(85,479)	543	$(158)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(85,479)	543	$(158)

	Year Ended December 29, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss (as restated)	$(58,681)	545	$(108)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(58,681)	545	$(108)